091-16531 fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2013
Estimated average burden hours per response	3.60

SEC
Mail Processing
Section

OCT 3 1 2013

Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035523

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   Vident International Equity Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   VIDI
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   ASE, Vienna, EN Brussels, BM&FBOVESPA, New York, Toronto, NYSE MKT LLC, Sant. Comerc, Hong Kong, NASDAQ GS, Bolsa Colomb, EN Paris, EN Amsterdam, Xetra, Singapore, London Intl, NYSE Arca, Indonesia, Dublin, Tel Aviv, Brsaitaliana, Tokyo, Bursa Malays, Mexico, NZX, Lima, Philippines, Warsaw, Johannesburg, Korea SE, Continuous, Stockholm, SIX Swiss Ex, Taiwan, Bangkok, Istanbul, London
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle T+3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
William Slattery

Title:
Vice President, Listing Qualifications

Telephone Number:
(301) 978-8088

Manual Signature of Official Responsible for Form:
William Slattery

Date:
10/30/2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 3 1 2013

SEC 2449 (6-01)